STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,863,343	$ 1,863,343
Research & development expenses	1,319,936	1,331,415	4,411,793	5,760,158	6,646,094	8,078,901	29,802,834	34,214,629
General & administrative expenses	1,733,677	2,251,725	6,299,670	4,297,110	5,688,677	4,939,935	26,868,510	33,168,179
Total Operating Expenses	3,053,613	3,583,140	10,711,463	10,057,268	12,334,771	13,018,836	56,671,344	67,382,808
Loss from Operations	(3,053,613)	(3,583,140)	(10,711,463)	(10,057,268)	(12,334,771)	(13,018,836)	(54,808,001)	(65,519,465)
Other income (expense):
Interest expense	(142,842)	(1,045,297)	(600,004)	(4,241,805)	(4,536,528)	(4,698,983)	(14,985,865)	(15,585,869)
Other income (expense)	(17,372)	25,375	(15,926)	25,715	12,002	(78,911)	259,709	243,783
(Loss) on note retirement	1,723	(932,421)	349,009	(2,173,491)	(2,187,787)	(461,595)	(992,942)	(643,933)
Gain on change in fair value of common stock warrant liability and embedded derivative liability	1,616,919	2,430,914	(2,326,843)	6,020,434	6,630,610	9,763,113	21,042,296	18,715,454
Net Loss before income tax benefit	(1,595,185)	(3,104,569)	(13,305,227)	(10,426,415)	(12,416,474)	(8,495,212)	(49,484,803)	(62,790,030)
Income tax benefit	0	0	725,190	346,787	346,787	379,472	1,927,260	2,652,450
Net Loss	(1,595,185)	(3,104,569)	(12,580,037)	(10,079,628)	(12,069,687)	(8,115,740)	(47,557,543)	(60,137,580)
Dividends attributable to preferred shares	185,000	185,000	555,000	555,000	740,000	1,538,686	2,322,570	2,877,570
Net Loss applicable to common stock	$ (1,780,185)	$ (3,289,569)	$ (13,135,037)	$ (10,634,628)	$ (12,809,687)	$ (9,654,426)	$ (49,880,113)	$ (63,015,150)
Net Loss per common share, basic and diluted (in dollars per share)	$ (0.37)	$ (1.19)	$ (3.13)	$ (4.45)	$ (5.00)	$ (5.41)
Weighted average number of common shares outstanding, basic and diluted (in shares)	4,775,772	2,774,814	4,190,062	2,387,443	2,564,819	1,783,348